INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of estimated useful lives of intangible assets

Intangible asset	Estimated useful life
Customer relationships	3 to 20 years
Ticket holder and sponsor relationships	25 to 30 years
Brand names	3 to 10 years
Other intangible assets	15 to 20 years

Disclosure of reconciliation of changes in intangible assets and goodwill
The tables below summarize our intangible assets as at December 31, 2025 and 2024.

	Indefinite-life				Finite-life
(In millions of dollars)	Spectrum licences	Franchise rights	Broadcast licences	Brand names and trademarks	Customer relationships	Ticket holder and sponsor relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2025	12,197	—	325	420	7,612	—	200	97	52	20,903	16,501	37,404
Accumulated impairment losses	—	—	(109)	(14)	—	—	(5)	—	—	(128)	(221)	(349)
Cost, net of impairment losses	12,197	—	216	406	7,612	—	195	97	52	20,775	16,280	37,055
Additions	—	—	—	—	—	—	93	—	12	105	—	105
Acquisitions from business combinations (note 3)	—	9,830	—	1,364	—	363	—	—	21	11,578	3,812	15,390
Disposals and other [1]	—	—	—	—	(104)	—	(62)	—	—	(166)	(60)	(226)
As at December 31, 2025	12,197	9,830	216	1,770	7,508	363	226	97	85	32,292	20,032	52,324

Accumulated amortization
As at January 1, 2025	—	—	—	270	2,538	—	60	44	5	2,917	—	2,917
Amortization [2]	—	—	—	—	518	7	86	27	5	643	—	643
Disposals and other [1]	—	—	—	—	(106)	—	(60)	—	—	(166)	—	(166)
As at December 31, 2025	—	—	—	270	2,950	7	86	71	10	3,394	—	3,394

Net carrying amount
As at January 1, 2025	12,197	—	216	136	5,074	—	135	53	47	17,858	16,280	34,138
As at December 31, 2025	12,197	9,830	216	1,500	4,558	356	140	26	75	28,898	20,032	48,930
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $643 million of total amortization, $86 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $557 million in "depreciation and amortization" on the Consolidated Statements of Income.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2024	11,717	330	420	7,604	200	75	52	20,398	16,501	36,899
Accumulated impairment losses	—	(99)	(14)	—	(5)	—	—	(118)	(221)	(339)
Cost, net of impairment losses	11,717	231	406	7,604	195	75	52	20,280	16,280	36,560
Additions	480	—	—	8	72	22	—	582	—	582
Disposals and other [1]	—	(15)	—	—	(72)	—	—	(87)	—	(87)
As at December 31, 2024	12,197	216	406	7,612	195	97	52	20,775	16,280	37,055

Accumulated amortization
As at January 1, 2024	—	—	270	2,025	68	19	2	2,384	—	2,384
Amortization [2]	—	—	—	513	62	25	3	603	—	603
Disposals and other [1]	—	—	—	—	(70)	—	—	(70)	—	(70)
As at December 31, 2024	—	—	270	2,538	60	44	5	2,917	—	2,917

Net carrying amount
As at January 1, 2024	11,717	231	136	5,579	127	56	50	17,896	16,280	34,176
As at December 31, 2024	12,197	216	136	5,074	135	53	47	17,858	16,280	34,138
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $603 million of total amortization, $62 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $541 million in "depreciation and amortization" on the Consolidated Statements of Income.

Schedule of cash-generating units
Below is an overview of the methods and key assumptions we used in 2025, as of October 1, to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,634	12,331	Value in use	5	2.0	7.9
Cable	13,533	—	Value in use	5	1.0	8.0
Media group [1]	4,781	11,410	Fair value less costs of disposal	5	2.0	10.9
Leafs	—	4,160	Fair value less costs of disposal	n/a	n/a	n/a
Raptors	—	6,180	Fair value less costs of disposal	n/a	n/a	n/a
TFC	—	854	Fair value less costs of disposal	n/a	n/a	n/a
[1]    The carrying value of indefinite-life intangible assets for Media includes the carrying values of the Leafs, Raptors, and TFC indefinite-life intangible assets.